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                               RYDEX DYNAMIC FUNDS

                        SUPPLEMENT DATED AUGUST 29, 2000
         TO THE RYDEX DYNAMIC FUNDS STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2000


This supplement provides new and additional information beyond that contained in the Statement of Additional Information (the "SAI") and should be read in conjunction with the SAI.
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THE FOLLOWING PARAGRAPH WILL REPLACE THE FOURTH PARAGRAPH ON PAGE 14 OF THE
RYDEX DYNAMIC FUNDS SAI:

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to a Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided.

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                          PLEASE RETAIN THIS SUPPLEMENT
                              FOR FUTURE REFERENCE